Consolidated Statements of Operations - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total net sales		€ 32,667.3	€ 28,262.9	€ 27,558.5
Total cost of sales	[1]	(15,409.3)	(13,770.9)	(13,422.4)
Gross profit		17,258.0	14,492.0	14,136.1
Research and development (R&D) costs		(4,698.8)	(4,303.7)	(3,980.6)
Selling, general and administrative (SG&A) costs		(1,257.8)	(1,165.7)	(1,113.2)
Income from operations		11,301.4	9,022.6	9,042.3
Interest and other, net		104.7	19.8	41.2
Income before income taxes		11,406.1	9,042.4	9,083.5
Income tax expense		(2,013.4)	(1,680.6)	(1,435.8)
Income after income taxes		9,392.7	7,361.8	7,647.7
Profit from equity method investments		216.7	209.8	191.3
Net income		€ 9,609.4	€ 7,571.6	€ 7,839.0
Basic net income per ordinary share (in EUR per share)		€ 24.73	€ 19.25	€ 19.91
Diluted net income per ordinary share (in EUR per share)		€ 24.71	€ 19.24	€ 19.89
Number of ordinary shares used in computing per share amounts:
Basic (in shares)		388.5	393.3	393.8
Diluted (in shares)		388.9	393.6	394.1
Net system sales
Total net sales		€ 24,474.3	€ 21,768.7	€ 21,938.6
Total cost of sales		(11,384.0)	(10,406.9)	(10,151.0)
Net service and field option sales
Total net sales		8,193.0	6,494.2	5,619.9
Total cost of sales		€ (4,025.3)	€ (3,364.0)	€ (3,271.4)

[1]	Cost of sales includes amounts with related parties of €3,503.1 million, €2,793.2 million and €2,854.5 million in 2025, 2024 and 2023, respectively.